Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Summary of significant accounting policies [abstract]
Schedule of annual price variation
Annual price variation	June 30, 2018	June 30, 2019	June 30, 2020	Three years accumulated as of June 30, 2020
	29%	56%	43%	128%

Schedule of useful life
Other buildings and facilities	Between 1 and 22 years
Furniture and fixtures	Between 3 and 10 years
Machinery and equipment	Between 1 and 10 years
Vehicles	5 years
Other	3 years